INCOME TAX EXPENSES - Movement of valuation allowance (Details) - Valuation Allowance of Deferred Tax Assets - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Movement of valuation allowance
Balance at beginning of the year	¥ 54,261	¥ 32,926	¥ 3,146
Provided	107,603	21,335	29,780
Balance at end of the year	¥ 161,864	¥ 54,261	¥ 32,926